Goodwill and Intangible Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0
Amortization of intangible assets	70,507,000	49,735,000	3,008,000
Impairment of intangible assets	$ 0	$ 0	$ 0